THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ASSET
Absolute Return ETF
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.2%
	Shares	Value
American Beacon Ahl Trend ETF	101,520	2,476,073
Avantis International Small Capital Value ETF	3,619	240,953
Harbor Commodity All Weather Strategy ETF	54,238	1,256,694
iMGP DBi Managed Futures Strategy ETF	28,858	763,871
iShares High Yield Systematic Bond ETF	12,784	607,624
iShares MSCI USA Momentum Factor ETF	1,410	308,973
iShares U.S. Small-Capital Equity Factor ETF	7,238	509,845
Janus Henderson AAA CLO ETF	9,306	474,978
JPMorgan Ultra-Short Income ETF	18,236	922,742
Vanguard Dividend Appreciation ETF	1,175	237,608
Vanguard Short-Term Bond ETF	38,211	2,965,174
WisdomTree Floating Rate Treasury Fund ETF	23,500	1,183,460
Total Exchange-Traded Funds
(Cost $11,749,501)		11,947,995

Total Investments - 99.2%
(Cost $11,749,501)		$11,947,995

Percentages are based on Net Assets of $12,040,602.

CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International

FRT-NQ-001-0100

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ASSET
Core Bond ETF
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
iShares Investment Grade Systematic Bond ETF	65,618	2,925,907
JPMorgan Core Plus Bond ETF	162,410	7,537,448
JPMorgan Ultra-Short Income ETF	122,516	6,199,310
Regan Floating Rate MBS ETF	215,384	5,496,600
TCW Flexible Income ETF	342,042	13,346,479
Vanguard Intermediate-Term Treasury ETF	234,568	13,682,351
WisdomTree Floating Rate Treasury Fund ETF	108,782	5,478,261
Total Exchange-Traded Funds
(Cost $54,337,136)		54,666,356

Total Investments - 99.6%
(Cost $54,337,136)		$54,666,356

Percentages are based on Net Assets of $54,911,797.

ETF — Exchange-Traded Fund

FRT-NQ-001-0100

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ASSET
Global Small Cap Equity ETF
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Avantis International Small Capital Value ETF	226,710	15,094,352
Avantis U.S. Small Capital Value ETF	51,754	5,087,936
iShares Core S&P Small-Capital ETF	122,973	14,564,922
iShares International Small-Capital Equity Factor ETF	273,426	9,000,227
iShares U.S. Small-Capital Equity Factor ETF	154,117	10,856,001
Neuberger Berman Small-Mid Capital ETF, Class M	170,376	4,395,701
Total Exchange-Traded Funds
(Cost $57,672,870)		58,999,139

Total Investments - 99.6%
(Cost $57,672,870)		$58,999,139

Percentages are based on Net Assets of $59,241,651.

Cl — Class
ETF — Exchange-Traded Fund
S&P— Standard & Poor's

FRT-NQ-001-0100

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ASSET
TOTAL International Equity ETF
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
Avantis Emerging Markets Equity ETF	208,348	12,336,285
Cambria Foreign Shareholder Yield ETF	160,328	4,099,587
Franklin International Low Volatility High Dividend Index ETF	122,108	3,819,538
iShares Emerging Markets Equity Factor ETF	162,288	7,440,905
iShares International Equity Factor ETF	256,564	7,671,264
iShares MSCI International Quality Factor ETF	218,148	8,481,594
Vanguard International Dividend Appreciation ETF	75,852	6,263,100
Total Exchange-Traded Funds
(Cost $49,309,795)		50,112,273

Total Investments - 99.8%
(Cost $49,309,795)		$50,112,273

Percentages are based on Net Assets of $50,225,792.

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International

FRT-NQ-001-0100

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ASSET
Opportunistic credit ETF
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Franklin Senior Loan ETF	300,756	7,341,454
iShares Investment Grade Systematic Bond ETF	128,368	5,723,929
iShares MBS ETF	26,696	2,461,104
Janus Henderson AAA CLO ETF	28,116	1,435,041
T Rowe Price Floating Rate ETF	27,548	1,423,130
TCW Flexible Income ETF	229,898	8,970,620
Vanguard Intermediate-Term Treasury ETF	103,234	6,021,639
Vanguard Short-Term Inflation-Protected Securities ETF	46,860	2,290,517
Total Exchange-Traded Funds
(Cost $35,381,481)		35,667,434

Total Investments - 99.6%
(Cost $35,381,481)		$35,667,434

Percentages are based on Net Assets of $35,806,015.

CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund

FRT-NQ-001-0100

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ASSET
U.S. Large Cap Equity ETF
JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.4%
	Shares	Value
GMO US Quality ETF	62,169	2,085,770
iShares MSCI USA Quality Factor ETF	43,248	7,929,953
JPMorgan Active Growth ETF	57,240	4,789,271
JPMorgan Active Value ETF	96,354	6,370,926
T Rowe Price Capital Appreciation Equity ETF	133,083	4,582,048
T Rowe Price US Equity Research ETF	268,074	10,173,408
Vanguard Dividend Appreciation ETF	24,804	5,015,865
Total Exchange-Traded Funds
(Cost $40,496,638)		40,947,241

Total Investments - 99.4%
(Cost $40,496,638)		$40,947,241

Percentages are based on Net Assets of $41,187,009.

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International

FRT-NQ-001-0100